Prepayments and Other Assets	12 Months Ended
Mar. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Prepayments and other assets

2.4 Prepayments and other assets

Prepayments and other assets consist of the following:

	(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Current
Rental deposits	2	2
Security deposits	1	1
Loans to employees	35	37
Prepaid expenses (1)	108	72
Interest accrued and not due	131	117
Withholding taxes and others(1)	215	158
Advance payments to vendors for supply of goods (1)	16	18
Deposit with corporation	242	236
Escrow and other deposits pertaining to buyback (Refer to Note No 2.13)	37	—
Deferred contract cost (1)	8	7
Other assets	32	14
	827	662
Non-current
Loans to employees	3	6
Security deposits	8	8
Deposits with corporation	10	9
Prepaid gratuity (Refer note 2.12.1) (1)	6	7
Prepaid expenses (1)	23	17
Deferred contract cost (1)	40	40
Advance towards purchase of business(1) (Refer to Note No 2.9)	30	—
Withholding taxes and others (1)	134	219
Rental deposits	28	26
	282	332
	1109	994
Financial assets in prepayments and other assets	529	456

(1)	Non-financial assets

Withholding taxes and others primarily consist of input tax credits and Cenvat recoverable from Government of India. Cenvat recoverable includes $76 million which are pending adjudication. The Group expects these amount to be sustainable on adjudication and recoverable on final resolution.

Security deposits relate principally to leased telephone lines and electricity supplies. Deferred contract costs are upfront costs incurred for the contract and are amortized over the term of the contract.

Deposit with corporation represents amounts deposited to settle certain employee-related obligations as and when they arise during the normal course of business.